BALANCE SHEET (Parenthetical)	Jun. 30, 2021 $ / shares shares
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Class A Common Stock
Common stock subject to possible redemption	35,000,000
Common stock subject to possible redemption, per share | $ / shares	$ 10.00
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	250,000,000
Common stock, shares issued	0
Common stock, shares outstanding	0
Class B Common Stock
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	20,000,000
Common stock, shares issued	8,750,000
Common stock, shares outstanding	8,750,000